Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	SABRA HEALTH CARE REIT, INC.
Entity Central Index Key	0001492298
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34950
Entity Tax Identification Number	27-2560479
Entity Address, Address Line One	1781 Flight Way
Entity Address, City or Town	Tustin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92782
City Area Code	888
Local Phone Number	393-8248
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	SBRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false